COMMITMENTS AND CONTINGENCIES (Royalty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Proceeds from grants received	$ 215	$ 55	$ 150
OCS [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.50%
Percent of grants received paid in royalties	100.00%
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 40,693
Proceeds from grants received	38,442
Accumulated interest, grants	13,995
Accumulated royalties paid	11,744
Royalty expenses	$ 655	$ 827	$ 706
BIRD-F [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	5.00%
Percent of grants received paid in royalties	150.00%
Proceeds from grants received	$ 359
Royalties due based on stated percentage	798
Linkage to the United States Consumer Price Index	439
Accumulated royalties paid	$ 359
MOE [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.00%
Proceeds from grants received	$ 523
Maximum term for required royalty payments	5 years